Income taxes - Summary of Net Income (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Switzerland	$ (53,663,726)	$ (62,115,251)
Foreign	24,866	(2,354,434)
Income (loss) attributable to parent, before tax	$ (53,638,860)	$ (64,469,685)